Prospect Street Income Shares, Inc.
13455 Noel Road, Ste. 800
Dallas, TX 75240
Prospect Street®
Income Shares, Inc.
First Quarter Report
March 31, 2006

Contents

3	Letter to Shareholders
4	Portfolio Statistics
5	Schedule of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Cash Flows
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
This report has been prepared for the information of shareholders of Prospect Street Income Shares, Inc.

May 5, 2006
Letter to Shareholders
Dear Shareholders:
   We are pleased to provide you with our report for the three months ended March 31, 2006. On March 31, 2006, the net asset value of the Fund was $6.41 per share, as compared to $6.40 on December 31, 2005. On March 31, 2006, the closing market price of the Fund’s shares on the New York Stock Exchange was $5.84 per share, as compared to $5.45 on December 31, 2005. During the three months ended March 31, 2006, the Fund distributed to common stock shareholders $0.1175 per share, including potential returns of capital.
The Fund’s Investments:
   The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the three months ended March 31, 2006, including any potential returns of capital, was 9.32%. The total return on the Fund’s net assets, including any potential returns of capital, was 2.18% for the three months ended March 31, 2006. The variation in total returns is attributable to the increase in the market price of the Fund’s shares of 7.16% relative to an increase in the net asset value of the Fund’s shares of 0.16% during the period.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET INCOME SHARES, INC.
Portfolio Statistics (Unaudited)
As of March 31, 2006
Investment Type by Market Value
(As a percentage of total investments)

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited)
As of March 31, 2006
Fixed Income — 141.99%(a)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 5.69%
$1,000,000	American Tire Distributors, Inc. 11.24% 4/1/2012	CCC+	Caa2	$915,000
2,000,000	Delphi Corporation 6.50% 5/1/2049	NR	NR	1,225,000
2,000,000	General Motors 7.13% 7/15/2013	BB-	NR	1,490,000

				3,630,000

	Banking — 6.53%
2,000,000	Countrywide Cap 8.00% 12/15/2026	BBB+	Baa1	2,028,168
2,000,000	Washington Mutual 8.38% 6/1/2027	NR	Baa1	2,131,654

				4,159,822

	Beverage, Food and Tobacco — 3.59%
2,000,000	Philip Morris 7.75% 1/15/2027	BBB	Baa2	2,288,518

				2,288,518

	Broadcasting and Entertainment — 17.22%
2,000,000	Belo Corporation 7.13% 6/1/2007	BBB-	NR	2,020,064
1,000,000	CCH I LLC 11.00% 10/1/2015	CCC-	Caa3	831,250
1,000,000	Clear Channel Communications 5.50% 9/15/2014	BBB-	Baa3	924,001
1,500,000	Clear Channel Communications 7.25% 10/15/2027	BBB-	Baa3	1,464,567
2,000,000	Liberty Media Corp 7.88% 7/15/2009	BB+	Ba1	2,104,536
1,500,000	Time Warner Entertainment Co. 10.15% 5/1/2012	BBB+	Baa1	1,789,880
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	CCC-	Caa1	1,845,000

				10,979,298

	Buildings and Real Estate — 6.47%
1,000,000	Building Materials Corp of America 8.00% 10/15/2007	B+	B2	1,021,250
2,000,000	MMI Products, Inc. 11.25% 4/15/2007	CCC	Caa2	1,970,000
1,000,000	SUSA Partnership LP 7.45% 7/1/2018	AAA	Aa1	1,133,622

				4,124,872

	Cable And Other Pay Television Services — 5.45%
1,000,000	Tele Communications Inc 9.80% 2/1/2012	BBB+	NR	1,178,418
1,750,000	Tele Communications Inc 10.13% 4/15/2022	BBB+	NR	2,294,142

				3,472,560

	Chemicals, Plastics and Rubber — 5.06%
1,000,000	Innophos, Inc. 8.88% 8/15/2014	CCC+	Caa1	1,040,000
2,000,000	Potash Corp of Sadkatchewan 7.75% 5/31/2011	BBB+	NR	2,183,792

				3,223,792

	Containers, Packaging and Glass — 3.05%
2,000,000	Sealed Air Corporation 5.63% 7/15/2013(b)	BBB	Baa3	1,943,814

				1,943,814

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Diversified/ Conglomerate Service — 0.35%
$231,643	Sac Holdings 8.50% 3/15/2014	NR	NR	$222,956

				222,956

	Electronics — 4.03%
1,500,000	Avago Technologies, Inc. 10.32% 6/1/2013(b)	B	B3	1,567,500
1,000,000	Solectron, Corp. 8.00% 3/15/2016(b)	B-	B3	1,002,500

				2,570,000

	Environmental Services — 3.29%
2,000,000	Republic Services 6.75% 8/15/2011	NR	Baa2	2,096,244

				2,096,244

	Farming and Agriculture — 4.77%
3,000,000	GSI Group 12.00% 5/15/2013	B-	B3	3,041,250

				3,041,250

	Finance — 6.62%
2,000,000	Bankamerica Instl Cap 8.07% 12/31/2026(b)	A-	Aa3	2,111,676
1,000,000	BT Cap Trust 7.90% 1/15/2027	A-	A2	1,050,096
1,000,000	Zions Instl Cap 8.54% 12/15/2026	BBB	NR	1,058,063

				4,219,835

	Healthcare, Education and Childcare — 7.23%
3,000,000	Elan Fin Plc 7.75% 11/15/2011	B	B3	2,842,500
1,625,000	Pharma IV (fka Eszopiclone) 12.00% 3/15/2014(b)	NR	NR	1,763,125

				4,605,625

	Home and Office Furnishings, Housewares, and Durables — 2.73%
2,000,000	Spectrum Brands (fka Rayovac Corporation) 7.38% 2/1/2015	NR	Caa1	1,740,000

				1,740,000

	Hotels, Motels, Inns, and Gaming — 6.13%
1,500,000	Corrections Corporation of America 6.25% 3/15/2013	NR	B1	1,475,625
500,000	Station Casinos, Inc. 6.63% 3/15/2018(b)	B+	Ba3	488,750
2,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	B-	Caa1	1,945,000

				3,909,375

	Leisure, Amusement, Motion Pictures, Entertainment — 7.11%
1,000,000	AMC Entertainment 11.00% 2/1/2016(b)	CCC+	B3	1,032,500
4,000,000	Blockbuster, Inc. 10.00% 9/1/2012(b)	CCC	Caa3	3,500,000

				4,532,500

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Oil and Gas — 12.33%
$2,000,000	Magellan Midstream Partners LP 6.45% 6/1/2014	NR	NR	$2,070,204
1,500,000	Secunda International 13.07% 9/1/2012	B-	B2	1,605,000
2,000,000	Semgroup 8.75% 11/15/2015(b)	NR	B1	2,040,000
2,000,000	Teppco Partners 7.63% 2/15/2012	BBB-	Baa3	2,147,302

				7,862,506

	Personal Transportation — 1.04%
237,349	Atlantic Coast Airlines Pass Thru 8.75% 1/1/2007(b)	CC	C	213,747
749,166	Northwest Airlines 8.13% 2/1/2049	B+	C	449,499

				663,246

	Printing and Publishing — 3.18%
2,000,000	Primedia, Inc. 10.12% 5/15/2010	B	B2	2,030,000

				2,030,000

	Retail Stores — 7.11%
1,000,000	Linens-N-Things 5.63% 1/15/2014(b)	B	B3	1,002,500
1,500,000	May Department Stores Co 8.30% 7/15/2026	BBB	Baa2	1,559,319
2,000,000	Wendy’s International 6.20% 6/15/2014	NR	Baa2	1,968,324

				4,530,143

	Telecommunications — 8.43%
1,000,000	CenturyTel, Inc. 5.00% 2/15/2015	BBB+	Baa2	914,450
1,000,000	Grande Communications 14.00% 4/1/2011	CCC+	Caa2	1,005,000
2,000,000	ICO North America 7.50% 8/15/2009	NR	NR	2,540,000
1,000,000	Nortel Networks Corporation 6.88% 9/1/2023	B-	B3	915,000

				5,374,450

	Utilities — 14.58%
2,000,000	Constellation Energy Group 7.00% 4/1/2012	BBB	Baa1	2,127,012
1,000,000	Dynegy Holdings, Inc. 8.38% 5/1/2016(b)	B-	B2	995,000
1,664,500	Elwood Energy, LLC 8.16% 7/5/2026	B+	NR	1,772,236
2,000,000	Kiowa Power Partners LLC 5.74% 3/30/2021(b)	BBB-	Baa3	1,933,160
550,000	Reliant Resources, Inc 9.50% 7/15/2013	B	B2	550,688
1,925,793	Tenaska Virginia Partners 6.12% 3/30/2024(b)	NR	NR	1,914,277

				9,292,373

	Total Fixed Income (cost $90,091,557)			90,513,179

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Common Stock — 3.51%

		Value
Units	Description	(Note 1a)

111,940	Motient Corporation*	$2,238,800

	Total Common Stock (cost $1,344,009)	2,238,800

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

10,000	Adelphia Communications*	$2,500

	Total Preferred Stock (cost $935,000)	2,500

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Warrants — 0.05%

		Value
Units	Description	(Note 1a)

1,000	Grande Communications 4/1/2011(b)*	$10
11,100	Loral Space & Communications 12/27/2006*	—
17,481	Pathmark Stores 9/19/2010*	5,419
1,000	XM Satellite Radio 3/15/2010*	23,000

	Total Warrants (cost $140,010)	28,429

	Total Common Stock, Preferred Stock, and Warrants — 3.56% (cost $2,419,019)	2,269,729

	Total Investments — 145.55% (cost $92,510,576)	92,782,908

	Other Assets Less Liabilities — 1.51%	964,430
	Preferred Stock — (47.06)%	(30,000,000)

	Net Assets Applicable to Common Stock — 100%	$63,747,338

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of March 31, 2006, the market value of these securities aggregated $21,508,559 or 33.74% of net assets applicable to common stock.
   “NR” denotes not rated.

*	Non income producing security company.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Assets and Liabilities (Unaudited)
As of March 31, 2006

Assets:
Investment in securities, at value ($92,358,247, at cost) (Notes 1 and 3)	$92,782,908
Cash and cash equivalents	661,156
Interest and dividend receivable	1,771,782
Receivable for investments sold	940,000
Prepaid assets	64,855

Total Assets	$96,220,701

Liabilities:
Investment advisory fee payable	$119,600
Dividend payable	1,168,787
Payable for investments purchased	1,000,000
Preferred dividend payable	15,669
Other accounts payable	169,307

Total Liabilities	$2,473,363

Preferred Stock:
Preferred stock, $.01 par value ($25,000 per share liquidation preference) Authorized — 1,000,000 shares Issued and outstanding — 1,200 Series T shares (Note 6)	$30,000,000

Total Preferred Stock	$30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value — Authorized — 15,000,000 shares Issued and outstanding — 9,947,104 shares	$9,947,104
Capital in excess of par value	85,850,066
Accumulated net realized loss from security transactions	(32,704,106)
Undistributed net investment income	229,613
Net unrealized appreciation of investments	424,661

Net Assets Applicable to Common Stock	$63,747,338

Net asset value per common share outstanding	$6.41

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Operations (Unaudited)
For three months ended March 31, 2006

Investment Income:
Interest income		$1,786,620
Dividend income		21,900
Amortization of bond premiums		(45,736)

Total Investment Income		$1,762,784

Expenses:
Investment advisory fee (Note 2)	$117,849
Shareholder reporting expenses	21,257
Legal fees and expenses	5,264
Professional fees	19,950
Insurance expense	28,403
Fund administration expense	14,259
Preferred broker expense	19,032
Directors’ fees and expenses (Note 4)	5,293
Miscellaneous expenses	19,662

Total Expenses		$250,969

Net Investment Income		$1,511,815

Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments sold		$748,442
Net change in unrealized appreciation/(depreciation) of investments (Note 1)		(705,147)

Net realized and unrealized gain/(loss) on investments		$43,295

Distributions to Preferred Stockholders:
Distributions to Preferred Stockholders		$(333,946)

Net change in net assets resulting from operations		$1,221,164

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statement of Cash Flows (Unaudited)
For three months ended March 31, 2006

Cash Flows From Operating Activities:
Interest, dividends, and other income received	$1,710,662
Operating expenses paid	(182,108)
Purchase of portfolio securities	(28,855,725)
Sales and maturities of portfolio securities	27,687,768
Preferred share dividend payment	(333,213)

Net cash provided by operating activities	$27,384

Cash Flows From Financing Activities:
Common stock distributions from net investment income	$(1,094,182)

Net cash used by financing activities	$(1,094,182)

Net change in cash	$(1,066,798)
Cash, beginning of period	1,727,954

Cash, end of period	$661,156

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	$1,221,164
Change in interest and dividend receivable	(97,859)
Change in investments	(1,167,957)
Change in prepaid assets	15,069
Change in accounts payable and accrued expenses	54,526
Net realized (gain)/loss on investments sold	(748,442)
Net change in unrealized (appreciation)/depreciation of investments	705,147
Amortization of bond premiums	45,736

Net cash provided by operating activities	$27,384

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Statements of Changes in Net Assets

	Three Months
	Ended	Year Ended
	March 31,	December 31,
	2006	2005

	(Unaudited)
From Operations:
Net investment income	$1,511,815	$5,690,707
Net realized gain/(loss) on investments sold	748,442	(388,928)
Net change in unrealized (appreciation)/depreciation of investments	(705,147)	(3,288,193)
Distributions to Preferred Stockholders	(333,946)	(977,469)

Net change in net assets resulting from operations	$1,221,164	$1,036,117

Capital Share Transactions:
Shares issued (0 and 148,375, respectively) in capital share transaction	$—	$1,004,504

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.12 and $0.46 per share, respectively)	$(1,162,908)	$(4,534,911)

Net decrease in net assets resulting from distributions	$(1,162,908)	$(4,534,911)

Total change in net assets	$58,256	$(2,494,290)

Net Assets Applicable to Common Stock:
Beginning of year	63,689,082	66,183,372

End of year (including undistributed net investment income of $229,613 and $214,653, respectively)	$63,747,338	$63,689,082

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	Three Months
	Ended		For the Year Ended December 31,
	March 31,
	2006		2005	2004	2003	2002	2001(b)

	(Unaudited)
Net asset value, beginning of period	$6.40		$6.75	$6.49	$5.90	$6.77	$7.21

Net investment income*	$0.15		$0.58	$0.59	$0.60	$0.75	$0.80
Net realized and unrealized gain (loss) on Investments	$0.01		$(0.37)	$0.29	$0.65	$(0.74)	$(0.55)
Distributions to Preferred Stockholders	$(0.03)		$(0.10)	$(0.05)	$(0.04)	$(0.05)	$(0.04)

Total from investment operations	$0.13		$0.11	$0.83	$1.21	$(0.04)	$0.21

Distributions:
Distributions from accumulated net investment income To common stockholders	$(0.12)		$(0.46)	$(0.55)	$(0.62)	$(0.83)	$(0.60)
Distributions from tax return of capital to common Stockholders	(0.00)		(0.00)	(0.02)	(0.00)	(0.00)	(0.00)

Total distributions	$(0.12)		$(0.46)	$(0.57)	$(0.62)	$(0.83)	$(0.60)

Effect of related preferred shares offering costs	—		—	—	—	—	$(0.05)

Net asset value, end of period	$6.41		$6.40	$6.75	$6.49	$5.90	$6.77

Market price per share, end of period	$5.84		$5.45	$6.21	$6.33	$5.45	$6.44

Total investment return(c)
Based on market price per share	9.32%	(g)	(5.28% )	7.63%	27.52%	(2.48% )	3.34%

Based on net asset value per share,	2.18%		2.33%	14.11%	20.51%	(0.59% )	2.27%

Net assets, end of period(a)	$63,747		$63,689	$66,183	$63,529	$57,160	$63,846

Preferred Stock outstanding, end of period(a)	$30,000		$30,000	$30,000	$30,000	$30,000	$30,000

Credit Facility indebtedness, end of period(a)	$0		$0	$0	$0	$0	$0

Asset Coverage:
Per indebtedness(e)	N/A		N/A	N/A	N/A	N/A	N/A
Per preferred stock share(f)	312%		312%	321%	312%	291%	313%
Ratio of operating expenses to average net assets, applicable to common stock	0.39%	(g)	1.40%	1.36%	1.55%	1.63%	1.29%
Ratio of total expenses to average net assets, applicable to common stock(d)	0.39%	(g)	1.40%	1.36%	1.55%	1.63%	3.06%
Ratio of net investment income to average net assets, applicable to common stock(d)	2.36%	(g)	8.79%	9.06%	9.73%	11.93%	11.31%
Portfolio turnover	30.29%	(g)	60.23%	41.32%	51.87%	26.71%	35.77%

(a)	Dollars in thousands.
(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.
(d)	For the year ended December 31, 2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.
(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(f)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.
(g)	Not annualized
*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
MARCH 31, 2006

(1)	Significant Accounting Policies:
   Prospect Street Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of Investments
   Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.
   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
   At December 31, 2005, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,317,739	December 31, 2009
3,458,710	December 31, 2010
3,196,740	December 31, 2011
1,210,721	December 31, 2012
873,134	December 31, 2013

$33,391,307

(c) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(d) Cash and Cash Equivalents
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(e) Use of Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland”, or “the Investment Advisor”) earned $117,849 in Investment advisory fees for the three months ended March 31, 2006. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities. On March 31, 2006, the fee payable to the Investment Advisor was $119,600, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses, extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of March 31, 2006, no such expense reimbursement was required.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
   Pursuant to a letter dated July 30, 2001, Highland entered into an agreement to waive its management fee on that portion of the Fund’s assets attributable to outstanding preferred stock. Pursuant to the terms of the letter, the fee waiver expired on July 31, 2003. Highland voluntarily extended the fee waiver through December 31, 2005. On January 1, 2006 Highland discontinued its practice of waiving its fee with respect to the assets attributable to the Fund’s outstanding preferred shares.

(3)	Purchases and Sales of Securities:
   For the three months ended March 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $28,855,725 and $27,687,768, respectively.
   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(4)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.
   Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the three months ended March 31, 2006, the Fund incurred Board of Directors’ fees and expenses of $5,293.

(5)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ account.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
   For the year ended December 31, 2005, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$4,534,911
Distributions from paid in capital	0

$4,534,911

   For the year ended December 31, 2004, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$5,420,274
Distributions from paid in capital	189,517

$5,609,791

(6)	Preferred Stock:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of March 31, 2006. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but un-issued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at March 31, 2006 was 4.70%.
   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

PROSPECT STREET INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(7)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AMC Entertainment	Bond	2/24/2006	$1,010,000
Atlantic Coast Airlines Pass Thru	Bond	9/24/1997	237,371
Avago Technologies, Inc.	Bond	11/21/2005	1,500,000
Bankamerica Instl Cap	Bond	12/2/1996	2,016,060
Blockbuster, Inc.	Bond	2/28/2006	1,720,000
Blockbuster, Inc.	Bond	3/8/2006	1,710,000
Dynegy Holdings, Inc.	Bond	3/29/2006	1,000,000
Grande Communications	Equity	9/27/2005	10
Kiowa Power Partners LLC	Bond	11/19/2004	1,000,000
Kiowa Power Partners LLC	Bond	1/12/2005	1,008,780
Linens-N-Things	Bond	2/8/2006	1,000,000
Pharma IV (fka Eszopiclone)	Bond	1/24/2006	1,742,813
Sealed Air Corporation	Bond	9/1/2005	2,062,000
Semgroup	Bond	11/4/2005	983,760
Semgroup	Bond	11/7/2005	985,000
Solectron, Corp.	Bond	2/14/2006	1,000,000
Station Casinos, Inc.	Bond	2/23/2006	497,500
Tenaska Virginia Partners	Bond	5/24/2004	1,905,958
      The Fund’s acquisition and valuation policy described in 1(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

PROSPECT STREET INCOME SHARES INC.
Investment Advisor
Highland Capital Management, L.P.
13455 Noel Road
Suite 800
Dallas, TX 75240
Officers
James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary and Treasurer
Michael Minces — Compliance Officer
Directors
Joe Dougherty
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary
Legal Advisor
Skadden, Arps, Slate, Meagher & Flom, LLP
Four Times Square
New York, NY 10036
Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
JPMorgan Chase Tower
2200 Ross Avenue
Suite 1600
Dallas, TX 75201-6778
Transfer and Shareholders’ Servicing Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
Custodian
State Street Bank and Trust Company
Facts for Shareholders:
Prospect Street Income Shares, Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.